EMPLOYEE BENEFIT PLANS - Forecast and average duration of payments of obligations (Details) R$ in Thousands	Dec. 31, 2025 BRL (R$)
2026
Disclosure of defined benefit plans [line items]
Estimated Future Benefit Payments From Defined Benefit Pension Plans	R$ 56,551
2027
Disclosure of defined benefit plans [line items]
Estimated Future Benefit Payments From Defined Benefit Pension Plans	60,184
2028
Disclosure of defined benefit plans [line items]
Estimated Future Benefit Payments From Defined Benefit Pension Plans	63,864
2029
Disclosure of defined benefit plans [line items]
Estimated Future Benefit Payments From Defined Benefit Pension Plans	67,549
2030
Disclosure of defined benefit plans [line items]
Estimated Future Benefit Payments From Defined Benefit Pension Plans	71,203
2031 to 2035
Disclosure of defined benefit plans [line items]
Estimated Future Benefit Payments From Defined Benefit Pension Plans	R$ 406,811